GOODWILL AND BUSINESS ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 10, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payment for acquisition, net of cash acquired		$ 0	$ 14,213	$ 49,722	$ 0
Vindara
Business Acquisition [Line Items]
Percentage of outstanding equity acquired	100.00%
Purchase price	$ 22,629
Acquisition related costs	$ 300
Expected economic life of acquired identifiable assets	10 years
Purchase price, net of cash	$ 22,592
Cash	37
Payment for acquisition, net of cash acquired	14,213
Value of shares issued as consideration	$ 8,379